Land Use Rights, net	12 Months Ended
Dec. 31, 2017
Land Use Rights, net
Land Use Rights, net

8. Land Use Rights, net

	As of December 31,
	2016	2017
	RMB	RMB
Cost:
Land in Zhaoqing City	187,081	187,081
Land in Tianjin City	37,905	137,795
Land in Jianyang City	143,452	143,452
Land in Ezhou City	241,927	241,927
Land in Zhengzhou City	24,776	134,779
Land in Qingdao City	68,631	68,631
Land in Guangzhou City	1,736,417	1,845,181
Land in Shenyang City	—	138,425
Land in Xi'an City	—	83,899
Land in Urumqi City	—	56,272
Land in Tai'an City	—	55,243
Land in Hengyang City	—	52,219
Land in other cities	—	29,542

Sub-total	2,440,189	3,174,446

Less: Accumulated amortization	(41,131)	(96,676)

Land use rights, net	2,399,058	3,077,770

        The expiry dates of the land use rights are from October 2064 to April 2067.

        Amortization expenses charged were RMB2,785, RMB37,657 and RMB55,545 for the years ended December 31, 2015, 2016 and 2017, respectively.